Related party transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure of transactions between related parties [line items]
Fixed salaries and benefits	$ 3,247	$ 2,155
Variable incentive-based compensation	8,715	3,405
Share-based compensation	1,817	1,678
Remuneration of directors and other key management personnel	$ 13,779	$ 7,238
Key management personnel of entity or parent [member] | DSU Plan
Disclosure of transactions between related parties [line items]
Vesting period	3 years
Number of DSU's issued during the year (shares) | shares	3,559	12,349